IFRS 7 Disclosure (Market Risk) (Narrative) (Details) - CAD ($) $ in Millions	3 Months Ended	9 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2024	Jul. 31, 2024
Market Risk [Line Items]
Number of trading days used to value current portfolio using market price and rate changes		259 days
Positive trading days		95.00%
Percentage of P&C deposits in total funding	64.00%	64.00%		63.00%
GMR, threshold days, out of every one hunderd days		1 day
GMR, threshold period		100 days
GMR, holding period		1 day
IDSR, threshold days, out of every one hundred days		1 day
IDSR, threshold period		100 days
IDSR, holding period		10 days
Number of trading losses in period		3 days
VaR usage and trading net revenue period		1 day
100 bps increase [member]
Market Risk [Line Items]
EVE Sensitivity	$ (3,330)	$ (3,330)	$ (2,612)		$ (2,485)
Increase (decrease) to economic value of shareholders equity from prior period	718
NII Sensitivity	527	527	679		785
Increase (decrease) to net interest income from last period	(152)
100 bps decrease [member]
Market Risk [Line Items]
EVE Sensitivity	2,927	2,927	2,116		1,892
Increase (decrease) to economic value of shareholders equity from prior period	811
NII Sensitivity	(609)	$ (609)	$ (769)		$ (1,077)
Increase (decrease) to net interest income from last period	$ (160)